Investment Objectives and Goals - Templeton Emerging Markets Debt ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Templeton Emerging Markets Debt ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return consisting of a combination of interest income and capital appreciation.